Cortnas

1-38235

Nasdaq Stock Market

17010751

William Slattery, CFA
Vice President
Listing Qualifications

Electronic Mail Only

October 19, 2017

Received SEC
OCT 19 2017
Washington, DC 20549

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 6, 2017 The Nasdaq Stock Market (the "Exchange") received from RISE Education Cayman Ltd (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American depositary shares, each representing two ordinary shares, par value US$0.01 per share
Ordinary shares, par value US$0.01 per share*

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

* Application to be made for listing, not for trading, but only in connection with the registration of the American Depositary Shares pursuant to requirements of the Securities and Exchange Commission.